Income Tax - Schedule of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2024
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Continuing operations	$ (85,693)	$ 3,237	$ (160,630)	$ (111,939)	$ 106,377	$ 76,601	$ (7,378)
Income (loss) before income taxes			(160,788)			78,640	(8,519)
United States [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Continuing operations			(160,630)			76,610	(7,378)
Discontinued operations							(261)
Foreign [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Discontinued operations			$ (158)			$ 2,030	$ (880)